Sale Leaseback (Details)	6 Months Ended
Jun. 30, 2018 USD ($)
Sale Leaseback [Abstract]
Total lease payment	$ 3,953,865
Less: imputed interest and principal	(3,953,865)
Total current portion of sale leaseback obligation as of December 31, 2017